SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
SHORT-TERM BANK CREDIT
NOTE 7:-	SHORT-TERM BANK CREDIT

a.	Short-term bank credit and loans are classified as follows:

		Weighted average interest
	Currency	December 31,		December 31,
		2019	2018	2019	2018
		%

Short-term bank credit	CAD	0.6	4.20	$-	$7,567

b.
As of  December 31, 2019 and 2018, the Company had short-term and revolving credit lines of approximately $207 and $13,406 (out of which $0 and  $7,567 respectively were utilized as presented in the table above), respectively, from Israeli and Canadian banks. The Company's current credit lines, if not extended, will expire in December 2020 in the Israeli banks.